Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 256.7%
U.S. Treasury Bill, 5.22%, 10/1/2024(a) ........................................ $ 2,000,000 $ 2,000,000
U.S. Treasury Bill, 5.23%, 10/29/2024(a)(b) ..................................... 15,050,000 14,994,604
U.S. Treasury Bill, 4.75%, 11/7/2024(a)(c) ...................................... 37,000,000 36,822,225
U.S. Treasury Bill, 4.81%, 1/14/2025(a) ........................................ 4,500,000 4,441,531
Total U.S. Treasury Bills (Cost $58,253,942) ........................................ 58,258,360
Number of
Contracts Notional Amount
Purchased Options – 0.2%
Puts – Exchange-Traded – 0.2%
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $77,
Expires 10/18/24(d) ............................................ 586 4,512,200 2,930
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $78,
Expires 10/18/24(d) ............................................ 832 6,489,600 5,824
Nasdaq 100 Index, October Strike Price $17,300, Expires 10/03/24(d) ...... 3 5,190,000 75
Nasdaq 100 Index, October Strike Price $17,700, Expires 10/04/24(d) ...... 3 5,310,000 150
Nasdaq 100 Index, October Strike Price $18,150, Expires 10/09/24(d) ...... 3 5,445,000 1,530
Nasdaq 100 Index, October Strike Price $18,000, Expires 10/11/24(d) ...... 3 5,400,000 2,850
Russell 2000 Index, October Strike Price $1,980, Expires 10/03/24(d) ...... 30 5,940,000 300
Russell 2000 Index, October Strike Price $2,015, Expires 10/07/24(d) ...... 34 6,851,000 680
Russell 2000 Index, October Strike Price $1,990, Expires 10/09/24(d) ...... 37 7,363,000 2,035
Russell 2000 Index, October Strike Price $2,000, Expires 10/11/24(d) ...... 37 7,400,000 4,440
S&P 500 Index, October Strike Price $5,125, Expires 10/03/24(d) ......... 13 6,662,500 130
S&P 500 Index, October Strike Price $5,250, Expires 10/04/24(d) ......... 14 7,350,000 560
S&P 500 Index, October Strike Price $5,500, Expires 10/07/24(d) ......... 32 17,600,000 5,920
S&P 500 Index, October Strike Price $5,300, Expires 10/09/24(d) ......... 15 7,950,000 2,588
S&P 500 Index, October Strike Price $5,290, Expires 10/11/24(d) ......... 16 8,464,000 4,600
SPDR Gold Shares, October Strike Price $220, Expires 10/03/24(d) ....... 631 13,882,000 1,262
SPDR Gold Shares, October Strike Price $225, Expires 10/04/24(d) ....... 515 11,587,500 1,287
SPDR Gold Shares, October Strike Price $220, Expires 10/11/24(d) ....... 318 6,996,000 1,908
SPDR Gold Shares, October Strike Price $225, Expires 10/11/24(d) ....... 546 12,285,000 5,460
44,529
Total Purchased Options (Cost $95,308) ............................................. 44,529
Total Investments – 256.9%
(Cost $58,349,250) ............................................................ $ 58,302,889
Liabilities in Excess of Other Assets – (156.9)% ....................................... (35,605,674)
Net Assets – 100.0% ............................................................ $ 22,697,215
Number of
Contracts Notional Amount
Written Options – (0.6)%
Puts – Exchange-Traded – (0.6)%
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $79,
Expires 10/18/24 .............................................. (586) $ (4,629,400) $ (5,860)
iShares iBoxx High Yield Corporate Bond ETF, October Strike Price $79.5,
Expires 10/18/24 .............................................. (832) (6,614,400) (16,224)
Nasdaq 100 Index, October Strike Price $18,300, Expires 10/03/24 ........ (3) (5,490,000) (255)

Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Number of
Contracts Notional Amount Value
Nasdaq 100 Index, October Strike Price $18,750, Expires 10/04/24 ........ (3) $ (5,625,000) $ (525)
Nasdaq 100 Index, October Strike Price $19,000, Expires 10/09/24 ........ (3) (5,700,000) (6,210)
Nasdaq 100 Index, October Strike Price $19,000, Expires 10/11/24 ........ (3) (5,700,000) (11,025)
Russell 2000 Index, October Strike Price $2,090, Expires 10/03/24 ........ (30) (6,270,000) (900)
Russell 2000 Index, October Strike Price $2,115, Expires 10/07/24 ........ (34) (7,191,000) (4,675)
Russell 2000 Index, October Strike Price $2,080, Expires 10/09/24 ........ (37) (7,696,000) (6,753)
Russell 2000 Index, October Strike Price $2,100, Expires 10/11/24 ........ (37) (7,770,000) (17,390)
S&P 500 Index, October Strike Price $5,375, Expires 10/03/24 ........... (13) (6,987,500) (195)
S&P 500 Index, October Strike Price $5,480, Expires 10/04/24 ........... (14) (7,672,000) (1,225)
S&P 500 Index, October Strike Price $5,300, Expires 10/07/24 ........... (32) (16,960,000) (2,480)
S&P 500 Index, October Strike Price $5,515, Expires 10/09/24 ........... (15) (8,272,500) (6,825)
S&P 500 Index, October Strike Price $5,520, Expires 10/11/24 ............ (16) (8,832,000) (13,520)
SPDR Gold Shares, October Strike Price $227, Expires 10/03/24 ......... (631) (14,323,700) (2,524)
SPDR Gold Shares, October Strike Price $234, Expires 10/04/24 ......... (515) (12,051,000) (6,437)
SPDR Gold Shares, October Strike Price $234, Expires 10/11/24 ......... (864) (20,217,600) (35,424)
(138,447)
Total Written Options (Premiums Received $296,124) ................................... $ (138,447)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $498,160 have been pledged as collateral for options as of September 30, 2024.
(c) Security, or a portion thereof, in the amount of $36,821,660 has been pledged as collateral for reverse repurchase agreements as of September 30, 2024.
(d) Held in connection with Written Options.
At September 30, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
CME Bitcoin Futures .............................. 71 $ 22,629,475 10/25/24 $ 542,610
Summary of Investment Type††
Investment Categories
% of Net
Assets
U.S. Treasury Bills ................................................................................ 256.7%
Purchased Options ............................................................................... 0.2%
Total Investments ................................................................................ 256.9%
Liabilities in Excess of Other Assets .................................................................. (156.9)%
Net Assets ..................................................................................... 100.0%

Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
3
At September 30, 2024, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 5.20% 10/2/2024 10/2/2024 $ 36,085,966 $ 36,085,966
$ 36,085,966 $ 36,085,966